Exhibit 99.12

Monthly Investor Report: Verizon Master Trust - VZMT 2026-2

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
August 2026		09/21/2026		3		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/20/29	06/21/2032	$994,210,000.00		4.51%			4.51%
Class A-1b	6/20/29	06/21/2032	$75,000,000.00	32	SOFR +0.46%	09/14/2026	3.64849%	4.11%
Class B	6/20/29	06/21/2032	$81,740,000.00		4.71%			4.71%
Class C	6/20/29	06/21/2032	$49,050,000.00		4.85%			4.85%

Total			$1,200,000,000.00

Series 2026-2 Allocation % x Group One Available Funds	$82,993,477.52
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$82,993,477.52

Beginning of Period Reserve Account Balance	$13,079,019.07
Required Reserve Amount	$13,079,019.07
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$13,079,019.07

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$91.80	$91.80	$0.00	$0.00	$82,993,385.72
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$82,993,385.72
Asset Representations Reviewer Fee	$46.62	$46.62	$0.00	$0.00	$82,993,339.10
Supplemental ARR Fee	$186.48	$186.48	$0.00	$0.00	$82,993,152.62
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$82,991,902.62
Servicing Fee	$925,357.51	$925,357.51	$0.00	$0.00	$82,066,545.11
Class A-1a Note Interest	$3,736,572.58	$3,736,572.58	$0.00	$0.00	$78,329,972.53
Class A-1b Note Interest	$273,899.33	$273,899.33	$0.00	$0.00	$78,056,073.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$78,056,073.20
Class B Note Interest	$320,829.50	$320,829.50	$0.00	$0.00	$77,735,243.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$77,735,243.70
Class C Note Interest	$198,243.75	$198,243.75	$0.00	$0.00	$77,536,999.95
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$77,536,999.95
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$77,536,999.95
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$77,536,999.95
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$77,536,999.95
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$77,536,999.95
Make-Whole Payments	$0.00	$0.00		$0.00	$77,536,999.95
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$77,536,999.95
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$77,536,999.95
Class R Interest	$77,536,999.95	$77,536,999.95	$0.00	$0.00	$0.00

Total	$82,993,477.52	$82,993,477.52	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,736,572.58	$0.00	$0.00	$3,736,572.58
Class A-1b	$0.00	$0.00	$273,899.33	$0.00	$0.00	$273,899.33
Class B	$0.00	$0.00	$320,829.50	$0.00	$0.00	$320,829.50
Class C	$0.00	$0.00	$198,243.75	$0.00	$0.00	$198,243.75

Total	$0.00	$0.00	$4,529,545.16	$0.00	$0.00	$4,529,545.16

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.76	$0.00	$3.76	$994,210,000.00	1.00	$994,210,000.00	1.00
Class A-1b	$1,000.00	$3.65	$0.00	$3.65	$75,000,000.00	1.00	$75,000,000.00	1.00
Class B	$1,000.00	$3.93	$0.00	$3.93	$81,740,000.00	1.00	$81,740,000.00	1.00
Class C	$1,000.00	$4.04	$0.00	$4.04	$49,050,000.00	1.00	$49,050,000.00	1.00

Total	$1,000.00	$3.77	$0.00	$3.77	$1,200,000,000.00	1.00	$1,200,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$600,000,000.00		$600,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.